The Entity as lessee - Maturity of Lease Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease liabilities to be received	$ 1,581,368	$ 606,220	$ 963,487
Less: future finance cost	(125,322)	(48,104)	(65,836)
Total lease liability	1,456,046	558,116	897,651
Lease liabilities - short term	641,300	408,373	607,481
Lease liabilities - long term	814,746	149,743	290,170
Total lease liability	1,456,046	558,116	897,651	$ 1,503,939
Not later than 1 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease liabilities to be received	717,288	445,054	662,388
Later than 1 year and not later than 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease liabilities to be received	$ 864,080	$ 161,166	$ 301,099